Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Entity Central Index Key	0001652200
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Class Name	Class A
Trading Symbol	LPXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 5.05% total return in the six months ended October 31, 2024, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 4.05%, and the ICE BofA U.S. All Capital Securities Index, which returned 8.01%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferred and contingent capital securities (CoCos) with more than two years of call protection and floating-rate preferred securities contributed to relative performance. The Fund's allocation to senior debt securities with less than two years to maturity, as well as preferred securities and CoCos with less than six months of call protection, detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and pipeline sectors contributed to relative performance. The Fund's allocation to the telecommunication services sector modestly detracted from relative performance.

Top contributors	Top detractors
Banking	Telecommunications
Utilities
Pipelines

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of October 31, 2024)
	1 Year	5 Years	Since inception (11/30/15)
With sales charge[2]	10.00%	2.49%	3.35%
Without sales charge	12.25%	2.90%	3.58%
ICE BofA 1-3 Year U.S. Corporate Index	7.65%	2.11%	2.37%
Blended Benchmark[1]	15.23%	3.54%	4.25%
S&P 500 Index	38.02%	15.26%	14.00%
ICE BofA U.S. All Capital Securities Index	21.40%	3.01%	4.57%

Performance Inception Date	Nov. 30, 2015
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,800,038,380
Holdings Count | shares	217
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of October 31, 2024)
Net assets	$1,800,038,380
Number of portfolio holdings (excluding derivatives)	217
Portfolio turnover rate	24%

Holdings [Text Block]
Portfolio holdings (as of October 31, 2024)

Top ten holdings[3,4]	(%)
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.8%
Bank of America Corp., 6.10%, Series AA	1.8%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.7%
Charles Schwab Corp., 5.375%, Series G	1.6%
Corestates Capital III, 5.95%, due 2/15/27	1.4%
ING Groep NV, 5.75% (Netherlands)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Charles Schwab Corp., 4.00%, Series I	1.3%
Sempra, 4.875%	1.2%

Sector diversification[3,5]	(%)
Banking	44.9%
Utilities	20.0%
Real Estate	9.7%
Insurance	8.9%
Pipelines	5.7%
Financial Services	1.6%
Telecommunications	1.5%
Energy	0.8%
Corporate Bonds	0.7%
Other (includes short-term investments)	6.2%

Country diversification[3,5]	(%)
United States	54.4%
Canada	11.2%
United Kingdom	6.6%
France	6.2%
Switzerland	3.6%
Japan	2.6%
Netherlands	2.6%
Italy	2.1%
Australia	1.9%
Other (includes short-term investments)	8.8%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.8%
Bank of America Corp., 6.10%, Series AA	1.8%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.7%
Charles Schwab Corp., 5.375%, Series G	1.6%
Corestates Capital III, 5.95%, due 2/15/27	1.4%
ING Groep NV, 5.75% (Netherlands)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Charles Schwab Corp., 4.00%, Series I	1.3%
Sempra, 4.875%	1.2%

Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Class Name	Class C
Trading Symbol	LPXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$83	1.60%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 4.81% total return in the six months ended October 31, 2024, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 4.05%, and the ICE BofA U.S. All Capital Securities Index, which returned 8.01%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferred and contingent capital securities (CoCos) with more than two years of call protection and floating-rate preferred securities contributed to relative performance. The Fund's allocation to senior debt securities with less than two years to maturity, as well as preferred securities and CoCos with less than six months of call protection, detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and pipeline sectors contributed to relative performance. The Fund's allocation to the telecommunication services sector modestly detracted from relative performance.

Top contributors	Top detractors
Banking	Telecommunications
Utilities
Pipelines

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of October 31, 2024)
	1 Year	5 Years	Since inception (11/30/15)
With sales charge	10.49%[2]	2.19%	2.87%
Without sales charge	11.49%	2.19%	2.87%
ICE BofA 1-3 Year U.S. Corporate Index	7.65%	2.11%	2.37%
Blended Benchmark[1]	15.23%	3.54%	4.25%
S&P 500 Index	38.02%	15.26%	14.00%
ICE BofA U.S. All Capital Securities Index	21.40%	3.01%	4.57%

Performance Inception Date	Nov. 30, 2015
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,800,038,380
Holdings Count | shares	217
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of October 31, 2024)
Net assets	$1,800,038,380
Number of portfolio holdings (excluding derivatives)	217
Portfolio turnover rate	24%

Holdings [Text Block]
Portfolio holdings (as of October 31, 2024)

Top ten holdings[3,4]	(%)
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.8%
Bank of America Corp., 6.10%, Series AA	1.8%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.7%
Charles Schwab Corp., 5.375%, Series G	1.6%
Corestates Capital III, 5.95%, due 2/15/27	1.4%
ING Groep NV, 5.75% (Netherlands)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Charles Schwab Corp., 4.00%, Series I	1.3%
Sempra, 4.875%	1.2%

Sector diversification[3,5]	(%)
Banking	44.9%
Utilities	20.0%
Real Estate	9.7%
Insurance	8.9%
Pipelines	5.7%
Financial Services	1.6%
Telecommunications	1.5%
Energy	0.8%
Corporate Bonds	0.7%
Other (includes short-term investments)	6.2%

Country diversification[3,5]	(%)
United States	54.4%
Canada	11.2%
United Kingdom	6.6%
France	6.2%
Switzerland	3.6%
Japan	2.6%
Netherlands	2.6%
Italy	2.1%
Australia	1.9%
Other (includes short-term investments)	8.8%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.8%
Bank of America Corp., 6.10%, Series AA	1.8%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.7%
Charles Schwab Corp., 5.375%, Series G	1.6%
Corestates Capital III, 5.95%, due 2/15/27	1.4%
ING Groep NV, 5.75% (Netherlands)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Charles Schwab Corp., 4.00%, Series I	1.3%
Sempra, 4.875%	1.2%

Class F
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Class Name	Class F
Trading Symbol	LPXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class F	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 5.27% total return in the six months ended October 31, 2024, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 4.05%, and the ICE BofA U.S. All Capital Securities Index, which returned 8.01%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferred and contingent capital securities (CoCos) with more than two years of call protection and floating-rate preferred securities contributed to relative performance. The Fund's allocation to senior debt securities with less than two years to maturity, as well as preferred securities and CoCos with less than six months of call protection, detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and pipeline sectors contributed to relative performance. The Fund's allocation to the telecommunication services sector modestly detracted from relative performance.

Top contributors	Top detractors
Banking	Telecommunications
Utilities
Pipelines

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of October 31, 2024)
	1 Year	Since inception (6/3/20)
Class F2	12.57%	3.95%
ICE BofA 1-3 Year U.S. Corporate Index	7.65%	1.83%
Blended Benchmark[1]	15.23%	4.08%
S&P 500 Index	38.02%	16.42%
ICE BofA U.S. All Capital Securities Index	21.40%	3.66%

Performance Inception Date	Jun. 03, 2020
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,800,038,380
Holdings Count | shares	217
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of October 31, 2024)
Net assets	$1,800,038,380
Number of portfolio holdings (excluding derivatives)	217
Portfolio turnover rate	24%

Holdings [Text Block]
Portfolio holdings (as of October 31, 2024)

Top ten holdings[3,4]	(%)
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.8%
Bank of America Corp., 6.10%, Series AA	1.8%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.7%
Charles Schwab Corp., 5.375%, Series G	1.6%
Corestates Capital III, 5.95%, due 2/15/27	1.4%
ING Groep NV, 5.75% (Netherlands)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Charles Schwab Corp., 4.00%, Series I	1.3%
Sempra, 4.875%	1.2%

Sector diversification[3,5]	(%)
Banking	44.9%
Utilities	20.0%
Real Estate	9.7%
Insurance	8.9%
Pipelines	5.7%
Financial Services	1.6%
Telecommunications	1.5%
Energy	0.8%
Corporate Bonds	0.7%
Other (includes short-term investments)	6.2%

Country diversification[3,5]	(%)
United States	54.4%
Canada	11.2%
United Kingdom	6.6%
France	6.2%
Switzerland	3.6%
Japan	2.6%
Netherlands	2.6%
Italy	2.1%
Australia	1.9%
Other (includes short-term investments)	8.8%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.8%
Bank of America Corp., 6.10%, Series AA	1.8%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.7%
Charles Schwab Corp., 5.375%, Series G	1.6%
Corestates Capital III, 5.95%, due 2/15/27	1.4%
ING Groep NV, 5.75% (Netherlands)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Charles Schwab Corp., 4.00%, Series I	1.3%
Sempra, 4.875%	1.2%

Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Class Name	Class I
Trading Symbol	LPXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 5.27% total return in the six months ended October 31, 2024, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 4.05%, and the ICE BofA U.S. All Capital Securities Index, which returned 8.01%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferred and contingent capital securities (CoCos) with more than two years of call protection and floating-rate preferred securities contributed to relative performance. The Fund's allocation to senior debt securities with less than two years to maturity, as well as preferred securities and CoCos with less than six months of call protection, detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and pipeline sectors contributed to relative performance. The Fund's allocation to the telecommunication services sector modestly detracted from relative performance.

Top contributors	Top detractors
Banking	Telecommunications
Utilities
Pipelines

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of October 31, 2024)
	1 Year	5 Years	Since inception (11/30/15)
Class I2	12.57%	3.21%	3.90%
ICE BofA 1-3 Year U.S. Corporate Index	7.65%	2.11%	2.37%
Blended Benchmark[1]	15.23%	3.54%	4.25%
S&P 500 Index	38.02%	15.26%	14.00%
ICE BofA U.S. All Capital Securities Index	21.40%	3.01%	4.57%

Performance Inception Date	Nov. 30, 2015
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,800,038,380
Holdings Count | shares	217
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of October 31, 2024)
Net assets	$1,800,038,380
Number of portfolio holdings (excluding derivatives)	217
Portfolio turnover rate	24%

Holdings [Text Block]
Portfolio holdings (as of October 31, 2024)

Top ten holdings[3,4]	(%)
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.8%
Bank of America Corp., 6.10%, Series AA	1.8%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.7%
Charles Schwab Corp., 5.375%, Series G	1.6%
Corestates Capital III, 5.95%, due 2/15/27	1.4%
ING Groep NV, 5.75% (Netherlands)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Charles Schwab Corp., 4.00%, Series I	1.3%
Sempra, 4.875%	1.2%

Sector diversification[3,5]	(%)
Banking	44.9%
Utilities	20.0%
Real Estate	9.7%
Insurance	8.9%
Pipelines	5.7%
Financial Services	1.6%
Telecommunications	1.5%
Energy	0.8%
Corporate Bonds	0.7%
Other (includes short-term investments)	6.2%

Country diversification[3,5]	(%)
United States	54.4%
Canada	11.2%
United Kingdom	6.6%
France	6.2%
Switzerland	3.6%
Japan	2.6%
Netherlands	2.6%
Italy	2.1%
Australia	1.9%
Other (includes short-term investments)	8.8%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.8%
Bank of America Corp., 6.10%, Series AA	1.8%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.7%
Charles Schwab Corp., 5.375%, Series G	1.6%
Corestates Capital III, 5.95%, due 2/15/27	1.4%
ING Groep NV, 5.75% (Netherlands)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Charles Schwab Corp., 4.00%, Series I	1.3%
Sempra, 4.875%	1.2%

Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Class Name	Class R
Trading Symbol	LPXRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R	$57	1.10%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 5.06% total return in the six months ended October 31, 2024, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 4.05%, and the ICE BofA U.S. All Capital Securities Index, which returned 8.01%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferred and contingent capital securities (CoCos) with more than two years of call protection and floating-rate preferred securities contributed to relative performance. The Fund's allocation to senior debt securities with less than two years to maturity, as well as preferred securities and CoCos with less than six months of call protection, detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and pipeline sectors contributed to relative performance. The Fund's allocation to the telecommunication services sector modestly detracted from relative performance.

Top contributors	Top detractors
Banking	Telecommunications
Utilities
Pipelines

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of October 31, 2024)
	1 Year	5 Years	Since inception (11/30/15)
Class R2	12.10%	2.71%	3.37%
ICE BofA 1-3 Year U.S. Corporate Index	7.65%	2.11%	2.37%
Blended Benchmark[1]	15.23%	3.54%	4.25%
S&P 500 Index	38.02%	15.26%	14.00%
ICE BofA U.S. All Capital Securities Index	21.40%	3.01%	4.57%

Performance Inception Date	Nov. 30, 2015
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,800,038,380
Holdings Count | shares	217
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of October 31, 2024)
Net assets	$1,800,038,380
Number of portfolio holdings (excluding derivatives)	217
Portfolio turnover rate	24%

Holdings [Text Block]
Portfolio holdings (as of October 31, 2024)

Top ten holdings[3,4]	(%)
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.8%
Bank of America Corp., 6.10%, Series AA	1.8%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.7%
Charles Schwab Corp., 5.375%, Series G	1.6%
Corestates Capital III, 5.95%, due 2/15/27	1.4%
ING Groep NV, 5.75% (Netherlands)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Charles Schwab Corp., 4.00%, Series I	1.3%
Sempra, 4.875%	1.2%

Sector diversification[3,5]	(%)
Banking	44.9%
Utilities	20.0%
Real Estate	9.7%
Insurance	8.9%
Pipelines	5.7%
Financial Services	1.6%
Telecommunications	1.5%
Energy	0.8%
Corporate Bonds	0.7%
Other (includes short-term investments)	6.2%

Country diversification[3,5]	(%)
United States	54.4%
Canada	11.2%
United Kingdom	6.6%
France	6.2%
Switzerland	3.6%
Japan	2.6%
Netherlands	2.6%
Italy	2.1%
Australia	1.9%
Other (includes short-term investments)	8.8%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.8%
Bank of America Corp., 6.10%, Series AA	1.8%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.7%
Charles Schwab Corp., 5.375%, Series G	1.6%
Corestates Capital III, 5.95%, due 2/15/27	1.4%
ING Groep NV, 5.75% (Netherlands)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Charles Schwab Corp., 4.00%, Series I	1.3%
Sempra, 4.875%	1.2%

Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Class Name	Class Z
Trading Symbol	LPXZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 5.28% total return in the six months ended October 31, 2024, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 4.05%, and the ICE BofA U.S. All Capital Securities Index, which returned 8.01%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferred and contingent capital securities (CoCos) with more than two years of call protection and floating-rate preferred securities contributed to relative performance. The Fund's allocation to senior debt securities with less than two years to maturity, as well as preferred securities and CoCos with less than six months of call protection, detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and pipeline sectors contributed to relative performance. The Fund's allocation to the telecommunication services sector modestly detracted from relative performance.

Top contributors	Top detractors
Banking	Telecommunications
Utilities
Pipelines

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of October 31, 2024)
	1 Year	5 Years	Since inception (11/30/15)
Class Z2	12.60%	3.19%	3.87%
ICE BofA 1-3 Year U.S. Corporate Index	7.65%	2.11%	2.37%
Blended Benchmark[1]	15.23%	3.54%	4.25%
S&P 500 Index	38.02%	15.26%	14.00%
ICE BofA U.S. All Capital Securities Index	21.40%	3.01%	4.57%

Performance Inception Date	Nov. 30, 2015
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,800,038,380
Holdings Count | shares	217
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of October 31, 2024)
Net assets	$1,800,038,380
Number of portfolio holdings (excluding derivatives)	217
Portfolio turnover rate	24%

Holdings [Text Block]
Portfolio holdings (as of October 31, 2024)

Top ten holdings[3,4]	(%)
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.8%
Bank of America Corp., 6.10%, Series AA	1.8%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.7%
Charles Schwab Corp., 5.375%, Series G	1.6%
Corestates Capital III, 5.95%, due 2/15/27	1.4%
ING Groep NV, 5.75% (Netherlands)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Charles Schwab Corp., 4.00%, Series I	1.3%
Sempra, 4.875%	1.2%

Sector diversification[3,5]	(%)
Banking	44.9%
Utilities	20.0%
Real Estate	9.7%
Insurance	8.9%
Pipelines	5.7%
Financial Services	1.6%
Telecommunications	1.5%
Energy	0.8%
Corporate Bonds	0.7%
Other (includes short-term investments)	6.2%

Country diversification[3,5]	(%)
United States	54.4%
Canada	11.2%
United Kingdom	6.6%
France	6.2%
Switzerland	3.6%
Japan	2.6%
Netherlands	2.6%
Italy	2.1%
Australia	1.9%
Other (includes short-term investments)	8.8%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.8%
Bank of America Corp., 6.10%, Series AA	1.8%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.7%
Charles Schwab Corp., 5.375%, Series G	1.6%
Corestates Capital III, 5.95%, due 2/15/27	1.4%
ING Groep NV, 5.75% (Netherlands)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Charles Schwab Corp., 4.00%, Series I	1.3%
Sempra, 4.875%	1.2%